Short-Term Borrowings (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Short-Term Borrowings [Line Items]
Working capital	$ 50,900,000
Repaid loans	34,800,000
Interest expenses	$ 708,968
Minimum [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate	3.50%
Maximum [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate	4.00%